Equity - Additional information (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2011
Disclosure of changes in equity [Line Items]
Capital commitments	$ 36,540,000
Number of shares authorised	60,000,000,000
Number of shares subscribed	41,116,694,690
Proportion of shares available for public trade	11.51%
Number of shares available for public trade	4,731,906,273
Proportion of shares held by majority share holders	88.49%
Number of shares held by majority share holders	36,384,788,417
Capital reserve	$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares	18,883,305,310
Subscribed and Paid-In-Capital	$ 25,040,067	$ 25,040,067
Additional Paid in Capital	6,607,699	6,607,699
Additional paid-in capital receivable	$ 143
Dividends recognised as distributions to owners per share	$ 9,251,256
Dividends paid to non-controlling interests, classified as financing activities		768,328	$ 558,986
Colombian Peso [Member]
Disclosure of changes in equity [Line Items]
Dividends paid to equity holders of parent, classified as financing activities		$ 3,659,373	$ 945,661
Dividends recognised as distributions to owners of parent, relating to prior years	$ 3,659,386
Share-based payment arrangements [member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital				$ 2,118,468
Share-based payment arrangements [member] | Colombian Peso [Member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital	4,457,997
Financial guarantee contracts [member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital	$ 31,377